SEGMENTS	6 Months Ended
Sep. 30, 2022
SEGMENTS
SEGMENTS

Note 22 – SEGMENTS

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. Effective from March 2022, the Company has determined that it has two operating segments for purposes of allocating resources and evaluating financial performance, which consists of: (1) online marketplace and (2) health devices. Prior period numbers are broken down for comparative purpose.

The following tables present summary information by segment for the six months ended September 30, 2022 and 2021:

	Online	Health
For the Six Months Ended September 30, 2022	marketplace	devices	Total
Net Revenues	$15,339	$11,857,082	$11,872,421
Cost of goods sold	—	10,731,201	10,731,201
Operating expenses	2,081,111	110,300	2,191,410
(Loss) income from operations	(2,209,990)	1,159,799	(1,050,190)
Depreciation and amortization	13,835	—	13,835
Total capital expenditures	$—	$—	$—

Note 22 – SEGMENTS (Continued)

	Online	Health
For the Six Months Ended September 30, 2021	marketplace	devices	Total
Net Revenues	$245,924	$—	$245,924
Cost of goods sold	—	—	—
Operating expenses	8,715,752	—	8,715,752
(Loss) income from operations	(8,469,828)	—	(8,469,828)
Depreciation and amortization	4,028	—	4,028
Total capital expenditures	$4,825	$—	$4,825

Total assets as of:

	September 30,	March 31,
	2022	2021
Online marketplace	$1,723,312	$22,942,806
Health devices	19,183,982	27,736,978
Total Assets	$20,907,294	$50,679,784